Notes Related to the Consolidated Statement of Income (Loss) - Summary of Depreciation and Amortization Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Outsatnding, beginning balanceDisclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortization	€ 4,216	€ 788	€ 530
Provision	71
Total amortization, depreciation & provisions	4,287	789	530
Amortization and depreciation of intangible assets [Member]
Outsatnding, beginning balanceDisclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortization	1,053	40	29
Depreciation of property, plant and equipment [member]
Outsatnding, beginning balanceDisclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortization	1,797	€ 749	€ 501
Depreciation of the right of use [member]
Outsatnding, beginning balanceDisclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortization	€ 1,366